Net finance income	9 Months Ended
Mar. 31, 2022
Net finance income
Net finance income
8	Net finance income

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income
- Interest income	8,646	12,744	31,690	39,181
Finance costs
- Interest on loans and borrowings	(175)	(71)	(1,237)	(373)
- Interest on lease liabilities	(6,232)	(8,070)	(19,030)	(25,034)
	(6,407)	(8,141)	(20,267)	(25,407)
Net finance income	2,239	4,603	11,423	13,774